EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss)	$ (15,842,407)	$ 1,022,956	$ (3,474,512)
Weighted average number of common shares outstanding – Basic	4,333,514	3,229,524	2,579,304
Dilutive securities – unexercised Warrant series A	0	12,376	0
Weighted average number of common shares outstanding – Diluted	4,333,514	3,241,900	2,579,304
Earnings per share – Basic	$ (3.66)	$ 0.32	$ (1.35)
Earnings per share – Diluted	$ (3.66)	$ 0.32	$ (1.35)